Income Taxes and Duties - Summary of Income Taxes and Duties Payable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of income taxes [line items]
Profit-sharing Duty	$ 12,650,746	$ 214,075,924	$ 391,420,083	$ 306,827,282
Income tax	350,040	5,923,357	(71,239,244)	520,840
Total income taxes and duties	$ 13,000,786	219,999,281	320,180,839	$ 307,348,122
Hydrocarbons Extraction Duty			129,801,061
Exploration Hydrocarbons Duty		1,768,612	1,638,913
Other Income Taxes and Duties
Disclosure of income taxes [line items]
Profit-sharing Duty		74,214,983	29,134,959
Income tax		7,412,498	4,268,496
Total income taxes and duties		$ 81,627,481	$ 33,403,455
Special Tax on Production and Services		41,633,824	23,217,262
Hydrocarbons Extraction Duty		$ 17,840,810	$ 6,895,491
Exploration Hydrocarbons Duty		147,785	136,588
Exploration and Extraction Hydrocarbons Duty		464,521	413,371
Withheld taxes		7,201,114	5,800,188
Import taxes and duties		5,827	13,028
Other contributions payable		1,083,387	933,972
Total other taxes and duties		68,377,268	37,409,900
Total other income taxes and duties		$ 150,004,749	$ 70,813,355